Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Text Block]

23. Commitments and Contingencies:

23.1. Capital leases

The Company currently has commitments regarding capital leases as described in Note 16.

23.2. Operating leases

The Company leases its facilities and certain equipment under non-cancelable operating leases, which expire through 2017. Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2012 are as follows:

(In thousands of U.S. dollars)	December 31,
2013	991
2014	502
2015	300
2016	23
2017	17
TOTAL	1,833

Rental expense for the years ended December 31, 2010, 2011 and 2012 was approximately $1,470,000, $1,124,000 and $1,081,000 respectively.

23.3. Litigation

While we may be engaged in various claims and legal proceedings in the ordinary course of business, we are not involved (whether as a defendant or otherwise) in and we have no knowledge of any threat of, any litigation, arbitration or administrative or other proceeding that management believes will have a material adverse effect on our consolidated financial position or results of operations.

On November 9, 2007 a putative class action was filed in the United States District Court for the Southern District of New York against the Company and certain of its current and former officers entitled Billhofer v. Flamel Technologies, et al. By Order dated March 8, 2013, the Court granted the Company’s motion to dismiss and the action was dismissed with prejudice and costs. The complaint purported to allege claims arising under the Securities Exchange Act of 1934 based on certain public statements by the Company concerning, among other things, a clinical trial involving Coreg CR and sought the award of damages in an unspecified amount. By Order dated February 11, 2008, the Court appointed a lead plaintiff and lead counsel in the action. On March 27, 2008, the lead plaintiff filed an amended complaint that continued to name the Company and two previously named officers as defendants and asserted the same claims based on the same events as alleged in the initial complaint. On May 12, 2008, the Company filed a motion to dismiss the action, which the Court denied by Order dated October 1, 2009.  On April 29, 2010, the lead plaintiff moved to withdraw and substitute another individual as lead plaintiff and to amend the Case Management Order.  On June 22, 2010, the lead plaintiff voluntarily agreed to dismiss the action against one of the previously named officers. On September 20, 2010, the Court granted the lead plaintiff’s withdraw and substitution motion and the parties proceeded to engage in fact discovery. On March 6, 2012, the Court issued its opinion granting the lead plaintiff’s motion for class certification, which was originally filed in October 2010 and opposed by the Company. On July 30, 2012, the Court issued an opinion denying the lead plaintiff’s motion, filed on December 15, 2011, to further amend his complaint, which motion sought to substantially revise plaintiff’s asserted basis for contending that the defendants should be found liable for the statements at issue.  In its opinion, the Court held that the proposed amended complaint failed to properly plead a viable claim.

In May 2011, we announced the filing of a lawsuit in the U.S. District Court for the District of Columbia against Lupin for infringement of our US Patent No. 6,022,562, which is held by the Company and associated with Coreg CR. The lawsuit was dismissed in favor of a lawsuit involving the same parties for infringement of the same patent that was lodged in the U.S. District Court for the District of Maryland in May 2011. GSK is a third party defendant in the Maryland lawsuit. The lawsuit is based on the Abbreviated New Drug Application (ANDA) filed by Lupin seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. In August 2012, the Company concluded a settlement agreement with Lupin and the parties filed a joint stipulation of dismissal on September 11, 2012.

In September 2011, Flamel filed a lawsuit in the U.S. District Court for the District of Maryland against Anchen Pharmaceuticals, Inc., for infringement of the same patent. The lawsuit is based on the ANDA filed by Anchen seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. In May 2012, the Company concluded an agreement whereby Anchen agrees to pay the sum of $400,000 in settlement of the claim.